DESCRIPTION OF BUSINESS, RELATED MATTERS AND BASIS OF PRESENTATION (Details)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 21, 2016 USD ($)	Sep. 16, 2015 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Jun. 20, 2016 USD ($)	Sep. 30, 2017 USD ($) segment $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment $ / shares	Dec. 31, 2015 USD ($) segment $ / shares	Dec. 31, 2014 USD ($)	Dec. 09, 2016 USD ($)	Jul. 31, 2016	Jul. 21, 2016 USD ($)	Jul. 06, 2016	Oct. 31, 2015 USD ($)	Oct. 15, 2015 USD ($)	Oct. 09, 2015 USD ($)	Oct. 12, 2012 USD ($)
Business Acquisition [Line Items]
Document Period End Date							Sep. 30, 2017
Number of reportable business segments | segment							2		2
Net interest expense			$ 379,064,000	$ 446,242,000	$ 419,456,000	$ 157,192,000	$ 1,232,730,000	$ 1,015,866,000	$ 1,456,541,000
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares					$ 0.01				$ 0.01
Principal Amount			5,429,338,000		$ 3,490,256,000		5,429,338,000		$ 3,490,256,000
Line of credit facility, aggregate principal amount																			$ 480,000,000
Senior Notes
Business Combination, Description [Abstract]
Principal Amount			16,289,245,000		17,955,024,000		16,289,245,000		17,955,024,000
Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Principal Amount			$ 1,800,000,000		$ 1,800,000,000		$ 1,800,000,000		$ 1,800,000,000									$ 1,800,000,000
Stated interest rate			10.125%		10.125%		10.125%		10.125%									10.125%
Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount			$ 1,684,221,000		$ 2,000,000,000		$ 1,684,221,000		$ 2,000,000,000									$ 2,000,000,000
Stated interest rate			10.875%		10.875%		10.875%		10.875%									10.875%
Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount			$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000								$ 1,000,000,000
Stated interest rate			6.625%		6.625%		6.625%		6.625%								6.625%
Common Class A
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01				$ 0.01
Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares			0.01				0.01
Cablevision Systems Corp.
Business Combination, Description [Abstract]
Business acquisition, share price (dollars per share) | $ / shares		$ 34.90
Consideration transfered	$ 9,958,323,000
Cablevision Systems Corp. | Common Class A
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares			0.01		$ 0.01		0.01		$ 0.01
Cablevision Systems Corp. | Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01		$ 0.01		$ 0.01
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Principal Amount																$ 3,800,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Revolving Credit Facility | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Line of credit facility, aggregate principal amount																2,000,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Principal Amount																$ 1,800,000,000
Stated interest rate																10.125%
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount																$ 2,000,000,000
Stated interest rate																10.875%
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount																$ 1,000,000,000
Stated interest rate																6.625%
Cablevision Systems Corp. | Affiliates
Business Combination, Description [Abstract]
Consideration transfered		$ 1,000,000,000
Indirect ownership interest by co-investors		30.00%
Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
Number of reportable business segments | segment										1
Net interest expense						$ 287,098,000				$ 585,764,000	$ 576,000,000
Business Combination, Description [Abstract]
Consideration transfered	9,958,323,000
Cablevision Systems Corporation And Subsidiaries | Revolving Credit Facility
Business Combination, Description [Abstract]
Line of credit facility, aggregate principal amount												$ 2,300,000,000		$ 2,105,000,000		$ 2,000,000,000
Cablevision Systems Corporation And Subsidiaries | Common Class A
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares										$ 0.01
Cablevision Systems Corporation And Subsidiaries | Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares										$ 0.01
Cablevision Systems Corporation And Subsidiaries | Altice N.V.
Business Combination, Description [Abstract]
Business acquisition, share price (dollars per share) | $ / shares		$ 34.90
Consideration transfered	$ 9,958,323,000
Cablevision Systems Corporation And Subsidiaries | Neptune Finco Corp. | Term Loan | Revolving Credit Facility | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Principal Amount																3,800,000,000
Line of credit facility, aggregate principal amount																2,000,000,000
Cablevision Systems Corporation And Subsidiaries | Neptune Finco Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Principal Amount																$ 1,800,000,000
Stated interest rate																10.125%
Cablevision Systems Corporation And Subsidiaries | Neptune Finco Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount																$ 2,000,000,000
Stated interest rate																10.875%
Cablevision Systems Corporation And Subsidiaries | Neptune Finco Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount																$ 1,000,000,000
Stated interest rate																6.625%
Cablevision Systems Corporation And Subsidiaries | Affiliates | Altice N.V.
Business Combination, Description [Abstract]
Consideration transfered										$ 1,000,000,000
Indirect ownership interest by co-investors										30.00%
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corp.
Business Combination, Description [Abstract]
Business acquisition, share price (dollars per share) | $ / shares										$ 34.90
Consideration transfered										$ 439,167,000
Newsday
Business Acquisition [Line Items]
Ownership percentage of noncontrolling interest															75.00%
Ownership percentage			25.00%				25.00%								25.00%
Newsday | Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
Ownership percentage of noncontrolling interest													75.00%		75.00%
Ownership percentage													25.00%		25.00%